Geographic information (Tables)	12 Months Ended
Dec. 31, 2022
Geographic information
Revenues Derived By Geographic Area
	2022	2021	2020
International	$-	$3,134,250	$-
Other	-	-	136,566
	-	3,134,250	136,566